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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-09112
                                   -----------

                        EACM Select Managers Equity Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          200 Connecticut Ave Suite 600, Norwalk CT            06854
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 203-854-7024
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1.  Schedule of Investments.

                                     EACM Select Managers Equity Fund
                                          Schedule of Investments
                                            September 30, 2004


             No. of Common Shares               Securities                           Value (Note 1)
-------------------------------------------------------------------------------------------------------------------
             Aerospace & Defense: 2.4%
                      985 L-3 Communications Holdings, Inc.                            $         65,995
                    1,790 Northrop Grumman Corp.                                                 95,461
                    2,000 United Technologies Corp.                                             186,760
                                                                                       ----------------
                                                                                                348,216
                                                                                       ----------------
             Air Freight & Logistics: 2.2%
                      700 FedEx Corp.                                                            59,983
                    1,400 Ryder System, Inc.                                                     65,856
                    2,480 United Parcel Service, Inc. (Class B)                                 188,282
                                                                                       ----------------
                                                                                                314,121
                                                                                       ----------------
             Airlines: 0.3%
                    3,700 Southwest Airlines Co.                                                 50,394
                                                                                       ----------------
             Beverages: 5.2%
                    2,275 Anheuser-Busch Co. Ltd.                                               113,636
                    3,500 Coca-Cola Co.                                                         140,175
                    2,900 Diageo Plc (Sponsored ADR)                                            146,247
                    7,600 PepsiCo, Inc.                                                         369,740
                                                                                       ----------------
                                                                                                769,798
                                                                                       ----------------
             Biotechnology: 7.3%
                    2,700 Affymetrix, Inc. +                                                     82,917
                    4,900 Amgen, Inc. +                                                         277,732
                    3,830 Biogen IDEC, Inc. +                                                   234,281
                    1,500 Cephalon, Inc. +                                                       71,850
                    1,400 Genentech, Inc. +                                                      73,388
                    4,950 Genzyme Corp. - General Division +                                    269,330
                    1,165 Invitrogen, Inc. +                                                     64,063
                                                                                       ----------------
                                                                                              1,073,561
                                                                                       ----------------
             Building Products: 0.8%
                    3,000 American Standard Companies, Inc.                                     116,730
                                                                                       ----------------
             Capital Markets: 7.8%
                   23,100 Charles Schwab Co.                                                    212,289
                    2,300 Goldman Sachs Group, Inc.                                             214,452
                    4,920 Merrill Lynch & Co., Inc.                                             244,622
                    5,395 Morgan Stanley                                                        265,974
                    3,480 SEI Investments Co.                                                   117,206
                    2,380 State Street Corp.                                                    101,650
                                                                                       ----------------
                                                                                              1,156,193
                                                                                       ----------------
             Chemicals: 7.0%
                    5,500 Akzo Nobel N.V (Sponsored ADR)                                        195,250
                    3,600 Dow Chemical Co.                                                      162,648
                    3,300 Monsanto Co.                                                          120,186
                   11,895 Praxair, Inc.                                                         508,392
                    1,160 Valspar Corp.                                                          54,149
                                                                                       ----------------
                                                                                              1,040,625
                                                                                       ----------------
             Commercial Banks: 5.9%
                    5,760 Bank of America Corp.                                                 249,581
                    1,410 Popular, Inc.                                                          37,083
                    9,800 U.S. Bancorp                                                          283,220
                    5,100 Wells Fargo & Co.                                                     304,113
                                                                                       ----------------
                                                                                                873,997
                                                                                       ----------------
             Commercial Services & Supply: 5.1%
                    1,465 Aramark Corp. (Class B)                                                35,365
                   22,700 Cendant Corp.                                                         490,320
                    1,180 Dun & Bradstreet Corp. +                                               69,266
                    3,200 H & R Block, Inc.                                                     158,144
                                                                                       ----------------
                                                                                                753,095
                                                                                       ----------------
             Communications Equipment: 3.4%
                    4,100 Cisco Systems, Inc. +                                                  74,210
                   10,900 Qualcomm, Inc.                                                        425,536
                                                                                       ----------------
                                                                                                499,746
                                                                                       ----------------
             Computers & Peripherals: 5.8%
                    4,800 Dell Inc. +                                                           170,880
                    3,895 Diebold, Inc.                                                         181,897
                    4,200 EMC Corp. +                                                            48,468
                    5,145 Hewlett-Packard Co.                                                    96,469
                    3,455 International Business Machines Corp.                                 296,232
                   14,620 Sun Microsystems, Inc.                                                 59,065
                                                                                       ----------------
                                                                                                853,011
                                                                                       ----------------


                                     EACM Select Managers Equity Fund
                                          Schedule of Investments
                                            September 30, 2004


             No. of Common Shares               Securities                           Value (Note 1)
-------------------------------------------------------------------------------------------------------------------
             Consumer Finance: 5.8%
                    3,500 American Express Co.                                                  180,110
                   18,325 MBNA Corp.                                                            461,790
                    4,700 SLM Corp.                                                             209,620
                                                                                       ----------------
                                                                                                851,520
                                                                                       ----------------
             Containers & Packaging; 0.4%
                    2,830 Pactiv Corp. +                                                         65,798
                                                                                       ----------------
             Diversified Financial Services: 8.0%
                    9,525 Citigroup, Inc.                                                       420,243
                    7,600 J.P. Morgan Chase & Co.                                               301,948
                    6,300 Moody's Corp.                                                         461,475
                                                                                       ----------------
                                                                                              1,183,666
                                                                                       ----------------
             Diversified Telecomm Services: 1.6%
                    1,220 Alltel Corp.                                                           66,990
                    8,550 Sprint Corp.                                                          172,112
                                                                                       ----------------
                                                                                                239,102
                                                                                       ----------------
             Electric Utilities: 0.4%
                    1,685 Exelon Corp.                                                           61,823
                                                                                       ----------------
             Electronic Equipment & Instrumentation: 3.6%
                    5,400 Agilent Technologies, Inc. +                                          116,478
                    6,605 Amphenol Corp. (Class A) +                                            226,287
                    2,780 CDW Corp.                                                             161,323
                    1,400 Jabil Circuit, Inc. +                                                  32,200
                                                                                       ----------------
                                                                                                536,288
                                                                                       ----------------
             Energy Equipment & Services: 0.8%
                    2,150 Halliburton Co.                                                        72,434
                      700 Schlumberger Ltd.                                                      47,117
                                                                                       ----------------
                                                                                                119,551
                                                                                       ----------------
             Food & Staples Retailing: 1.9%
                    5,295 Wal-Mart Stores, Inc.                                                 281,694
                                                                                       ----------------
             Food Products: 3.7%
                    4,100 Hershey Foods Corp.                                                   191,511
                    1,300 JM Smucker Co.                                                         57,733
                    4,600 Wrigley (Wm.) Jr. Co.                                                 291,226
                                                                                       ----------------
                                                                                                540,470
                                                                                       ----------------
             HealthCare Equipment & Supplies: 9.3%
                    1,000 Alcon, Inc.                                                            80,200
                    6,300 Baxter International, Inc.                                            202,608
                    2,800 Boston Scientific Corp. +                                             111,244
                      755 C.R. Bard, Inc.                                                        42,756
                      550 Cooper Companies, Inc.                                                 37,703
                    2,385 DENTSPLY International, Inc.                                          123,877
                    5,300 Guidant Corp.                                                         350,012
                    1,515 Hospira, Inc. +                                                        46,359
                    1,600 Medtronic, Inc.                                                        83,040
                    1,740 Respironics, Inc. +                                                    92,986
                    3,400 Stryker Corp.                                                         163,472
                      950 Waters Corp. +                                                         41,895
                                                                                       ----------------
                                                                                              1,376,152
                                                                                       ----------------
             HealthCare Providers & Services: 9.0%
                    3,800 Anthem, Inc. +                                                        331,550
                   13,875 Caremark Rx, Inc. +                                                   444,971
                    3,900 HCA, Inc.                                                             148,785
                    1,160 Medco Health Solutions, Inc. +                                         35,844
                    1,100 Patterson Companies, Inc. +                                            84,216
                      690 Quest Diagnostics, Inc.                                                60,872
                    3,000 UnitedHealth Group, Inc.                                              221,220
                                                                                       ----------------
                                                                                              1,327,458
                                                                                       ----------------
             Hotels Restaurant & Leisure: 9.7%
                    1,425 Brinker International, Inc. +                                          44,389
                   13,400 Harrah's Entertainment, Inc.                                          709,932
                   12,600 McDonalds Corp.                                                       353,178
                    1,100 MGM Mirage +                                                           54,615
                    1,400 Wendy's International, Inc.                                            47,040
                    5,700 Yum! Brands, Inc.                                                     231,762
                                                                                       ----------------
                                                                                              1,440,916
                                                                                       ----------------
             Household Products: 2.2%
                    1,300 Kimberly-Clark Corp.                                                   83,967
                    4,445 Proctor & Gamble Co.                                                  240,563
                                                                                       ----------------
                                                                                                324,530
                                                                                       ----------------


                                     EACM Select Managers Equity Fund
                                          Schedule of Investments
                                            September 30, 2004


             No. of Common Shares               Securities                           Value (Note 1)
-------------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates: 4.7%
                   10,945 General Electric Co.                                                  367,533
                   10,700 Tyco International Ltd.                                               328,062
                                                                                       ----------------
                                                                                                695,595
                                                                                       ----------------
             Information Technology Services: 9.4%
                    8,220 Accenture Ltd. (Class A) +                                            222,351
                    4,880 Affiliated Computer Services, Inc. (Class A) +                        271,670
                    2,500 Automatic Data Processing, Inc.                                       103,300
                    1,160 DST Systems, Inc. +                                                    51,585
                   11,736 First Data Corp.                                                      510,516
                    3,285 Fiserv, Inc. +                                                        114,515
                    1,245 Hewitt Associates, Inc. (Class A) +                                    32,943
                    3,830 SunGard Data Systems, Inc. +                                           91,039
                                                                                       ----------------
                                                                                              1,397,919
                                                                                       ----------------
             Insurance: 4.7%
                    4,300 Allstate Corp.                                                        206,357
                    4,300 American International Group, Inc.                                    292,357
                       70 Berkshire Hathaway, Inc. (Class B) +                                  200,970
                                                                                       ----------------
                                                                                                699,684
                                                                                       ----------------
             Internet & Catalog Retail: 1.7%
                    2,800 EBAY, Inc. +                                                          257,432
                                                                                       ----------------
             Internet Software & Services: 1.5%
                    6,500 Yahoo, Inc. +                                                         220,415
                                                                                       ----------------
             Machinery: 1.1%
                    1,000 Danaher Corp.                                                          51,280
                    1,700 Deere & Co.                                                           109,735
                                                                                       ----------------
                                                                                                161,015
                                                                                       ----------------
             Media: 17.3%
                   10,651 Cablevision Systems Corp.-New York Group (Class A) +                  216,002
                    4,500 Clear Channel Communications, Inc.                                    140,265
                   16,400 Entravision Communications Corp. (Class A) +                          124,804
                    6,500 Fox Entertainment Group, Inc. +                                       180,310
                    1,800 Lamar Advertising Co. (Class A) +                                      74,898
                    3,900 McGraw-Hill Companies, Inc.                                           310,791
                    1,400 Omnicom Group, Inc.                                                   102,284
                    5,600 Time Warner, Inc. +                                                    90,384
                    7,300 Univision Communications, Inc. (Class A) +                            230,753
                    2,300 Valassis Communications, Inc. +                                        68,034
                    9,878 Viacom, Inc. (Class B)                                                331,506
                   11,300 Vivendi Universal SA +                                                290,749
                   10,150 Westwood One, Inc. +                                                  200,666
                    2,307 WPP Group PLC (ADR)                                                   107,735
                    3,100 XM Satellite Radio Holdings, Inc. (Class A) +                          96,162
                                                                                       ----------------
                                                                                              2,565,343
                                                                                       ----------------
             Multiline Retail: 3.7%
                    7,800 Family Dollar Stores, Inc.                                            211,380
                    2,500 Federated Department Stores, Inc.                                     113,575
                    4,800 Penney J.C. Co.                                                       169,344
                    1,320 Target Corp.                                                           59,730
                                                                                       ----------------
                                                                                                554,029
                                                                                       ----------------
             Oil & Gas: 4.3%
                    3,200 Burlington Resources, Inc.                                            130,560
                    4,768 ChevronTexaco Corp.                                                   255,756
                    5,225 Exxon Mobil Corp.                                                     252,524
                                                                                       ----------------
                                                                                                638,840
                                                                                       ----------------
             Personal Products: 1.9%
                    2,175 Alberto Culver Co. (Class B)                                           94,569
                    4,500 Gillette Co.                                                          187,830
                                                                                       ----------------
                                                                                                282,399
                                                                                       ----------------
             Pharmaceuticals: 6.9%
                    4,160 Abbott Laboratories                                                   176,218
                    3,200 Johnson & Johnson                                                     180,256
                    2,900 Merck & Co., Inc.                                                      95,700
                   13,650 Pfizer, Inc.                                                          417,690
                    5,800 Teva Pharmaceutical Industries Ltd.                                   150,510
                                                                                       ----------------
                                                                                              1,020,374
                                                                                       ----------------
             Road & Rail: 0.8%
                    2,300 Canadian National Railway                                             111,550
                                                                                       ----------------


                                     EACM Select Managers Equity Fund
                                          Schedule of Investments
                                            September 30, 2004


             No. of Common Shares               Securities                           Value (Note 1)
-------------------------------------------------------------------------------------------------------------------
             Semiconductors & Semiconductor Equipment: 2.0%
                    1,400 Analog Devices, Inc.                                                   54,292
                    3,300 Applied Materials, Inc. +                                              54,417
                    3,200 Intel Corp.                                                            64,192
                    2,100 Novellus Systems, Inc. +                                               55,839
                    3,000 Texas Instruments, Inc.                                                63,840
                                                                                       ----------------
                                                                                                292,580
                                                                                       ----------------
             Software: 9.2%
                    3,000 Adobe Systems, Inc.                                                   148,410
                   31,050 Microsoft Corp.                                                       858,533
                   18,100 Oracle Corp. +                                                        204,168
                    3,000 Symantec Corp. +                                                      164,640
                                                                                       ----------------
                                                                                              1,375,751
                                                                                       ----------------
             Specialty Retail: 4.4%
                    2,600 Gap, Inc.                                                              48,620
                    6,800 Home Depot, Inc.                                                      266,560
                    2,325 Lowe's Companies, Inc.                                                126,364
                    2,500 Petco Animal Supplies, Inc. +                                          81,650
                    1,990 Regis Corp.                                                            80,038
                    2,300 TJX Companies Inc.                                                     50,692
                                                                                       ----------------
                                                                                                653,924
                                                                                       ----------------
             Textile, Apparel & Luxury Goods: 1.5%
                      980 Fossil, Inc. +                                                         30,321
                    2,500 Nike, Inc. (Class B)                                                  197,000
                                                                                       ----------------
                                                                                                227,321
                                                                                       ----------------
             Thrifts & Mortgage Faineance: 10.7%
                    1,397 Doral Financial Corp.                                                  57,934
                   11,450 Federal Home Loan Mortgage Corp.                                      746,998
                    8,125 Federal National Mortgage Association                                 515,125
                    1,000 Golden West Financial Corp.                                           110,950
                    2,300 MGIC Investment Corp.                                                 153,065
                                                                                       ----------------
                                                                                              1,584,072
                                                                                       ----------------
             Wireless Telecommunications Services: 5.3%
                   46,900 Crown Castle International Corp. +                                    697,872
                    3,500 Nextel Communications, Inc. (Class A) +                                83,433
                                                                                       ----------------
                                                                                                781,305
                                                                                       ----------------
             Total Common Stocks: 200.8%
             (cost: $26,744,475)                                                             29,718,003
                                                                                       ----------------
             Short-Term Investments: 10.8%
                1,600,000 Dreyfus Cash Management Fund (a)
                          (Institutional Shares)
             (cost: $1,600,000)                                                               1,600,000
                                                                                       ----------------
             Total Investments 211.6%
             (cost: $28,344,475) (b)                                                         31,318,003
             Other Assets Less Liabilities: (111.6)%                                        (16,520,179)
                                                                                       ----------------
             Net Assets: 100%                                                          $     14,797,824
                                                                                       ================

         -------------
         Glossary:
         ADR- American Depositary Receipt
         + -  Non-income producing

         (a) Affiliated issuer - The Fund invested in Dreyfus Cash Management Fund, a money fund managed by Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). As of September 30, 2004, the Fund had a 10.8% investment in Dreyfus Cash Management Fund. The Fund earned interest of $8,871 from Dreyfus Cash Management Fund during the nine month period ending September 30, 2004. Evaluation Associates Capital Markets Inc., the Manager, a wholly owned subsidiary of EACM Partners, L.P. changed its name to EACM Advisors LLC subsequent to acquisition of 100% of its stakeholding by Mellon on July 31, 2004.

         (b) For federal income tax purposes, the identified cost of investments owned at September 30, 2004 was substantively the same as book cost. As of September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $2,973,528 of which $3,956,256 related to appreciated securities and $982,728 related to depreciated securities.


      For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) EACM Select Managers Equity Fund


By Peter P. Gwiazdowski,
   Chief Financial Officer,
   EACM Select Managers Equity Fund

   /s/ Peter P. Gwiazdowski, Chief Financial Officer
   --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Phillip N. Maisano,
     --------------------------------
     Chief Executive Officer,
     EACM Select Managers Equity Fund

Date November 23, 2004
     -----------------


By   /s/ Peter P. Gwiazdowski,
    ---------------------------------
     Chief Financial Officer,
     EACM Select Managers Equity Fund

Date November 23,2004
     ----------------